Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended		30 Months Ended	36 Months Ended		42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 07, 2018	Apr. 30, 2016	Apr. 30, 2019	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2018	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2022	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000008290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Bloomberg MVP Multi-factor ETF — NAV Return
Accumulated Value		$ 10,000			$ 11,889			$ 13,990			$ 14,409		$ 12,241		$ 18,278		$ 15,851		$ 16,659		$ 20,057	$ 22,145	$ 25,070
C000008291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P SmallCap Momentum ETF — NAV Return
Accumulated Value		10,000			12,302			14,416			16,225		14,326		22,741		21,427		20,273		26,257	28,386	40,143
C000008292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P SmallCap Value with Momentum ETF — NAV Return
Accumulated Value		10,000			12,564			13,284			13,567		10,523		22,809		23,535		21,072		26,119	24,010	33,477
C000008293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Biotechnology & Genome ETF — NAV Return
Accumulated Value		10,000			11,009			12,324			13,403		13,653		19,352		14,452		16,077		15,634	16,027	20,690
C000008294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Food & Beverage ETF — NAV Return
Accumulated Value		10,000			10,603			10,423			10,982		9,884		13,604		15,527		16,033		16,423	16,531	17,861
C000008295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Leisure and Entertainment ETF — NAV Return
Accumulated Value		10,000			11,852			12,781			12,822		7,896		13,372		12,640		12,172		13,058	14,222	18,127
C000008296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Next Gen Media and Gaming ETF — NAV Return
Accumulated Value		10,000			11,149			11,666			13,977		11,294		21,173		16,536		14,297		17,400	21,702	24,036
C000008297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Next Gen Connectivity ETF — NAV Return
Accumulated Value		10,000			13,019			15,063			19,266		17,617		26,176		24,957		22,768		28,295	33,159	54,998
C000008298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Pharmaceuticals ETF — NAV Return
Accumulated Value		10,000			9,853			10,049			10,353		10,439		13,142		12,893		13,301		13,371	14,365	18,598
C000008299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Semiconductors ETF — NAV Return
Accumulated Value		10,000			17,465			20,158			24,132		26,601		50,763		45,944		47,088		68,494	58,938	170,515
C000008300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco AI and Next Gen Software ETF — NAV Return
Accumulated Value		10,000			12,667			16,785			22,780		23,461		38,749		24,969		24,791		32,222	31,293	59,531
C000008303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco International Dividend AchieversTM ETF — NAV Return
Accumulated Value		10,000			10,712			11,737			12,566		9,706		14,353		15,804		16,228		16,426	18,866	22,700
C000008304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dividend AchieversTM ETF — NAV Return
Accumulated Value		10,000			11,280			12,117			14,010		13,725		18,421		19,231		19,932		22,238	24,923	30,337
C000008306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Aerospace & Defense ETF — NAV Return
Accumulated Value		10,000			12,506			15,649			17,579		15,533		21,779		21,214		23,655		30,011	36,323	50,206
C000008307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Building & Construction ETF — NAV Return
Accumulated Value		10,000			11,833			12,156			12,099		10,454		20,888		16,854		19,471		28,391	28,916	44,725
C000008308 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Energy Exploration & Production ETF — NAV Return
Accumulated Value		10,000			9,604			11,621			9,548		5,055		7,858		14,832		14,756		19,520	14,248	22,981
C000008310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Oil & Gas Services ETF — NAV Return
Accumulated Value		10,000			8,201			7,651			5,456		1,971		2,825		3,769		4,263		5,521	4,059	8,742
C000008312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco High Yield Equity Dividend AchieversTM ETF — NAV Return
Accumulated Value		10,000			11,795			12,324			13,654		11,119		16,914		17,915		17,770		18,650	19,419	23,114
C000008313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Utilities Momentum ETF — NAV Return
Accumulated Value		10,000			11,365			11,496			13,909		13,374		15,594		16,390		15,898		16,477	20,276	24,697
C000008315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Water Resources ETF — NAV Return
Accumulated Value		10,000			11,673			13,199			15,275		15,265		23,221		21,766		23,607		28,995	29,679	31,353
C000008316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Quality ETF — NAV Return
Accumulated Value		10,000			11,384			12,402			14,216		14,646		20,246		20,805		22,007		27,062	31,080	38,524
C000008319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Golden Dragon China ETF — NAV Return
Accumulated Value		10,000			11,923			15,555			14,395		13,866		21,855		9,480		9,309		8,862	10,113	10,334
C000008320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco WilderHill Clean Energy ETF — NAV Return
Accumulated Value		10,000			10,360			12,408			14,487		16,679		46,184		27,308		19,774		11,649	9,122	22,556
C000008321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Large Cap Growth ETF — NAV Return
Accumulated Value		10,000			11,446			14,265			16,217		16,366		23,876		21,357		22,056		28,701	33,731	49,503
C000008322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Large Cap Value ETF — NAV Return
Accumulated Value		10,000			12,006			12,533			13,075		12,143		16,594		17,879		17,975		21,775	23,517	30,790
C000008323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P MidCap Momentum ETF — NAV Return
Accumulated Value		10,000			11,989			15,712			20,381		18,862		29,980		28,931		26,914		39,191	41,844	58,367
C000008324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P MidCap Value with Momentum ETF — NAV Return
Accumulated Value		10,000			11,660			11,822			12,811		10,430		19,063		18,585		18,068		21,948	22,571	31,257
C000032719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco RAFI US 1000 ETF — NAV Return
Accumulated Value		10,000			11,616			12,808			13,884		12,608		19,483		20,156		20,380		24,081	26,117	35,064
C000033024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco NASDAQ Internet ETF — NAV Return
Accumulated Value		10,000			12,963			16,890			18,628		19,200		31,929		18,300		18,374		24,917	29,474	31,601
C000035317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Energy Momentum ETF — NAV Return
Accumulated Value		10,000			9,640			11,306			8,635		4,252		6,948		12,020		11,488		14,380	11,846	19,092
C000035318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Financial Momentum ETF — NAV Return
Accumulated Value		10,000			10,651			12,317			12,617		11,566		18,811		17,000		15,462		18,099	20,881	23,334
C000035320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Healthcare Momentum ETF — NAV Return
Accumulated Value		10,000			12,419			17,524			17,555		22,188		35,287		27,438		27,069		27,416	27,181	35,302
C000035321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Industrials Momentum ETF — NAV Return
Accumulated Value		10,000			11,650			12,982			14,316		13,894		23,201		20,520		21,611		30,256	31,614	53,555
C000035322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 100 Equal Weight ETF — NAV Return
Accumulated Value		10,000			11,958			13,635			15,140		14,635		21,738		21,837		22,874		27,036	30,522	37,821
C000035324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P MidCap Quality ETF — NAV Return
Accumulated Value		10,000			11,400			12,482			13,586		12,836		21,491		19,523		20,955		29,317	27,759	32,425
C000035326 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Technology Momentum ETF — NAV Return
Accumulated Value		10,000			12,546			15,585			19,934		21,270		39,665		32,773		33,472		44,876	49,078	92,913
C000035327 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco BuyBack AchieversTM ETF — NAV Return
Accumulated Value		10,000			11,592			12,746			14,424		12,576		20,563		19,991		20,681		24,717	26,990	34,279
C000035336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco RAFI US 1500 Small-Mid ETF — NAV Return
Accumulated Value		10,000			12,244			13,681			14,057		11,154		19,749		18,446		17,935		20,974	21,218	29,431
C000035338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco MSCI Sustainable Future ETF — NAV Return
Accumulated Value		10,000			12,321			14,137			15,194		14,511		25,539		21,610		18,537		16,339	15,998	20,551
C000035343 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Basic Materials Momentum ETF — NAV Return
Accumulated Value		10,000			11,404			12,476			11,433		9,152		16,679		17,949		16,224		17,548	16,764	26,189
C000035344 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Consumer Cyclicals Momentum ETF — NAV Return
Accumulated Value		10,000			10,585			12,087			13,676		10,050		21,651		17,082		16,868		22,160	21,251	24,926
C000035345 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Consumer Staples Momentum ETF — NAV Return
Accumulated Value		10,000			10,812			12,329			13,377		11,288		17,639		16,003		17,178		18,409	21,552	22,337
C000037805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dorsey Wright Momentum ETF — NAV Return
Accumulated Value		10,000			11,412			13,143			14,695		15,214		21,970		18,725		19,010		23,490	25,438	34,755
C000037806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Financial Preferred ETF — NAV Return
Accumulated Value		10,000			10,606			10,863			11,493		11,928		13,113		11,363		11,415		11,909	12,228	13,029
C000037807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Global Listed Private Equity ETF — NAV Return
Accumulated Value		10,000			12,221			13,658			13,970		11,759		20,599		16,510		15,577		19,956	21,840	22,052
C000056583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500 BuyWrite ETF — NAV Return
Accumulated Value		10,000			11,186			11,923			12,300		10,625		13,430		14,513		14,299		15,542	16,955	19,851
C000101127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500 GARP ETF — NAV Return
Accumulated Value		10,000			11,806			14,801			17,220		16,263		27,309		27,597		28,138		33,300	32,435	39,746
C000101128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500 Value with Momentum ETF — NAV Return
Accumulated Value		10,000			12,350			13,467			14,598		11,863		18,617		19,909		19,140		21,900	23,334	30,630
C000197604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Real Estate ETF — NAV Return
Accumulated Value		10,000			10,470			10,460			12,379		11,192		15,934		18,037		14,830		15,339	17,564	18,596
C000197605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Technology ETF — NAV Return
Accumulated Value		10,000			13,772			17,059			20,627		21,190		32,505		30,522		31,129		39,607	41,463	64,522
C000197606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Utilities ETF — NAV Return
Accumulated Value		10,000			10,732			11,022			13,065		12,767		15,422		17,104		17,293		17,638	22,020	26,676
C000197607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Pure Growth ETF — NAV Return
Accumulated Value		10,000			11,650			13,975			15,343		15,186		22,531		20,712		20,144		22,995	26,285	36,486
C000197608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Pure Value ETF — NAV Return
Accumulated Value		10,000			11,538			13,242			13,555		9,648		16,563		17,909		17,137		19,302	20,938	27,019
C000197609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Top 50 ETF — NAV Return
Accumulated Value		10,000			11,861			13,401			15,497		16,521		23,620		23,905		24,547		31,589	35,978	48,113
C000197610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P MidCap 400® GARP ETF — NAV Return
Accumulated Value		10,000			12,053			12,985			13,759		11,250		19,846		18,513		18,926		25,050	22,463	28,409
C000197611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P MidCap 400® Pure Growth ETF — NAV Return
Accumulated Value		10,000			11,464			12,907			12,771		11,180		19,371		15,855		15,655		20,540	19,213	25,946
C000197612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P MidCap 400® Pure Value ETF — NAV Return
Accumulated Value		10,000			11,908			12,775			13,701		9,459		19,220		18,782		20,005		23,895	23,957	31,614
C000197614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Consumer Discretionary ETF — NAV Return
Accumulated Value		10,000			10,940			11,765			13,009		10,075		18,455		15,985		16,387		18,149	18,922	21,643
C000197615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P SmallCap 600® Pure Growth ETF — NAV Return
Accumulated Value		10,000			12,983			14,604			14,813		11,362		20,635		16,173		15,304		18,682	18,769	26,234
C000197616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P SmallCap 600® Pure Value ETF — NAV Return
Accumulated Value		10,000			11,356			12,079			11,563		7,480		15,533		16,171		15,857		18,018	16,998	25,789
C000197618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Dow Jones Industrial Average Dividend ETF — NAV Return
Accumulated Value		10,000			11,787			13,430			15,342		14,217		19,340		20,537		20,614		22,853	25,574	31,625
C000197620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Zacks Mid-Cap ETF — NAV Return
Accumulated Value		10,000			12,010			13,327			14,750		12,167		19,094		19,442		19,066		21,605	22,814	26,891
C000197621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Zacks Multi-Asset Income ETF — NAV Return
Accumulated Value		10,000			11,457			12,527			13,238		9,805		15,413		14,905		14,947		18,060	18,416	22,624
C000197622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco Bloomberg Analyst Rating Improvers ETF — NAV Return
Accumulated Value		10,000			12,041			13,554			13,970		10,562		18,841		17,564		17,336		20,458	21,922	25,403
C000197623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P Spin-Off ETF — NAV Return
Accumulated Value		10,000			12,055			13,693			13,790		9,140		17,337		15,388		15,152		18,742	20,185	35,123
C000197625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Consumer Staples ETF — NAV Return
Accumulated Value		10,000			10,633			10,567			11,901		12,072		14,889		16,452		17,025		15,918	15,567	15,696
C000197627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Energy ETF — NAV Return
Accumulated Value		10,000			10,255			11,273			9,868		5,508		8,263		13,709		15,104		18,155	15,951	25,596
C000197628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight ETF — NAV Return
Accumulated Value		10,000			11,633			12,924			14,275		12,992		20,361		20,539		20,601		23,284	24,822	30,343
C000197629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Financials ETF — NAV Return
Accumulated Value		10,000			12,650			14,987			15,283		12,671		21,872		21,458		19,460		23,563	27,618	30,656
C000197630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Health Care ETF — NAV Return
Accumulated Value		10,000			11,114			12,176			13,261		14,756		19,443		19,638		21,012		21,017	20,388	21,841
C000197631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Industrials ETF — NAV Return
Accumulated Value		10,000			12,030			13,309			14,800		13,068		22,331		21,505		22,913		28,347	30,559	38,887
C000197632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Materials ETF — NAV Return
Accumulated Value		10,000			11,481			12,803			13,273		11,853		21,152		23,305		21,367		23,464	21,361	27,780
C000205462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Invesco S&P 500® Equal Weight Communication Services ETF — NAV Return
Accumulated Value	$ 10,000		$ 10,007			$ 9,117			$ 15,581			$ 12,325		$ 11,349		$ 11,698		$ 14,864		$ 16,410
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value	10,000	10,000	10,576		11,792	10,667		13,356	15,572		15,158	15,605	15,289	16,021	22,320	19,651	22,367	22,028	22,963	28,868	28,167	31,574	41,379
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Index
Accumulated Value		10,000			11,830			13,368			15,077		14,966		22,136		22,033		22,569		27,551	30,614	40,155
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				NASDAQ® Composite Index
Accumulated Value		10,000			12,818			15,137			17,531		19,458		30,802		27,389		27,395		35,361	39,682	56,972
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE® Index (Net)
Accumulated Value		10,000			11,129			12,744			12,334		10,935		15,296		14,050		15,234		16,647	18,739	23,349
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value		10,000			11,858			13,406			15,106		14,948		22,560		21,857		22,186		27,133	30,227	39,601
MSCI China Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI China Index (Net)
Accumulated Value		10,000			12,312			16,655			15,969		15,641		21,422		13,671		12,878		12,006	15,143	17,024
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (Net)
Accumulated Value		10,000			11,514			13,144			13,810		13,125		19,129		18,088		18,461		21,685	24,252	31,770
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083			10,051			10,582		11,730		11,698		10,703		10,657		10,500	11,343	11,803
Blended Invesco Bloomberg MVP Multi Factor Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - Invesco Bloomberg MVP Multi-Factor Benchmark
Accumulated Value		10,000			11,971			14,177			14,702		12,571		18,898		16,512		17,442		20,989	23,255	26,389
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600® Index
Accumulated Value		10,000			12,426			14,019			14,639		11,770		20,816		19,038		18,307		20,605	20,208	28,060
Blended S And P SmallCap 600 Momentum Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - S&P SmallCap 600® Momentum Index
Accumulated Value		10,000			12,313			14,411			16,219		14,373		22,917		21,683		20,595		26,786	29,065	41,273
Blended S And P SmallCap 600 High Momentum Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - S&P SmallCap 600® High Momentum Value Index
Accumulated Value		10,000			12,597			13,351			13,672		10,646		23,156		23,984		21,571		26,839	24,773	34,661
Dynamic Biotech And Genome Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Biotech & Genome Intellidex® Index
Accumulated Value		10,000			10,964			12,303			13,421		13,766		19,634		14,757		16,503		16,144	16,631	21,570
S And P Composite 1500 Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Biotechnology Index
Accumulated Value		10,000			10,447			11,121			10,880		13,760		14,777		15,108		17,192		17,987	19,971	23,184
S And P Composite 1500 Food Beverage And Tobacco Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Food Beverage & Tobacco Index
Accumulated Value		10,000			11,043			10,125			11,417		11,048		13,869		15,959		16,912		16,193	17,876	19,116
Dynamic Food And Beverage Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Food & Beverage Intellidex® Index
Accumulated Value		10,000			10,676			10,564			11,181		10,131		14,004		16,083		16,707		17,240	17,468	18,999
Dynamic Leisure And Entertainment Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Leisure & Entertainment Intellidex® Index
Accumulated Value		10,000			11,944		$ 12,715	12,975		$ 13,652	13,088		8,124		13,836		13,125					14,951	19,168
S And P Composite 1500 Hotels Restaurants And Leisure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Hotels Restaurants & Leisure Index
Accumulated Value		10,000			12,120			13,976			15,997		13,503		21,509		19,208		22,225		24,488	26,525	28,107
S And P Composite 1500 Media Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Media Index
Accumulated Value		10,000			11,993			10,661			13,724		12,224		18,701		13,818		13,594		12,346	12,803	10,797
Blended Invesco Next Gen Media and Gaming Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - Invesco Next Gen Media and Gaming Benchmark
Accumulated Value		10,000			11,229			11,838			14,246		11,590		21,834		17,181		14,696		17,961	22,530	25,064
Blended Invesco Next Gen Connectivity Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - Invesco Next Gen Connectivity Benchmark
Accumulated Value		10,000			13,076			15,155			19,462		17,929		26,791		25,305		23,210		28,977	33,978	56,163
S And P Composite 1500 Communications Equipment Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Communications Equipment Index
Accumulated Value		10,000			12,840			16,322			20,610		16,630		20,977		21,543		22,719		25,263	32,214	61,112
S And P Composite 1500 Pharmaceuticals Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Pharmaceuticals Index
Accumulated Value		10,000			10,698			10,939			12,635		14,014		15,482		19,073		19,764		22,467	23,232	28,014
Dynamic Pharmaceutical Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Pharmaceutical Intellidex® Index
Accumulated Value		10,000			9,896			10,148			10,522		10,669		13,508		13,319		13,802		13,945	15,070	19,622
Dynamic Semiconductor Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Semiconductor Intellidex® Index
Accumulated Value		10,000			17,586			20,434			24,621		27,317		52,454		47,715		49,159		71,940	62,231	181,075
S And P Composite 1500 Semiconductor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Semiconductor Index
Accumulated Value		10,000			14,280			18,927			22,101		25,082		39,292		40,164		45,782		94,901	108,191	228,638
S And P Composite 1500 Software And Services Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Software & Services Index
Accumulated Value		10,000			12,725			15,910			20,117		23,315		33,282		31,583		33,832		42,947	47,266	44,189
Blended Invesco AI and Next Gen Software Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - Invesco AI and Next Gen Software Benchmark
Accumulated Value		10,000			12,761			17,027			23,262		24,074		40,008		25,914		25,535		33,390	32,552	61,943
Nasdaq International Dividend AchieversTM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq International Dividend Achievers™ Index (Net)
Accumulated Value		10,000			10,727			11,784			12,636		9,770		14,483		15,947		16,335		16,488	18,895	22,727
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Value Index
Accumulated Value		10,000			11,733			12,604			13,686		12,059		17,820		17,962		18,081		20,514	22,177	28,821
Nasdaq US Broad Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Broad Dividend Achievers™ Index
Accumulated Value		10,000			11,345			12,255			14,241		14,007		18,902		19,835		20,662		23,173	26,105	31,951
SPADE Defense Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SPADE® Defense Index
Accumulated Value		10,000			12,583			15,839			17,893		15,884		22,409		21,937		24,546		31,322	38,136	53,016
S And P Composite 1500 Aerospace And Defense Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Aerospace & Defense Index
Accumulated Value		10,000			12,690			16,713			18,160		14,113		18,687		19,233		21,541		24,850	29,554	39,691
S And P Composite 1500 Construction And Engineering Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Construction & Engineering Index
Accumulated Value		10,000			11,735			12,253			12,486		10,202		20,802		20,800		27,834		39,402	44,569	106,653
Dynamic Building And Construction Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Building & Construction Intellidex® Index
Accumulated Value		10,000			11,915			12,314			12,341		10,732		21,578		17,509		20,352		29,842	30,587	47,597
S And P Composite 1500 Oil And Gas Exploration And Production Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Oil & Gas Exploration & Production Index
Accumulated Value		10,000			9,840			11,215			9,777		5,317		8,114		14,962		15,968		19,442	15,822	22,852
Dynamic Energy Exploration And Production Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Energy Exploration & Production Intellidex® Index
Accumulated Value		10,000			9,664			11,766			9,734		5,173		8,074		15,346		15,402		20,463	15,024	24,373
S And P Composite 1500 Energy Equipment And Services Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Energy Equipment & Services Index
Accumulated Value		10,000			9,780			10,022			6,493		2,527		4,041		6,083		6,497		7,166	5,130	10,266
Dynamic Oil Services Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Oil Services Intellidex® Index
Accumulated Value		10,000			8,258			7,737			5,550		2,020		2,927		3,986		4,534		5,912	4,374	9,475
Nasdaq US Dividend Achievers 50TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US Dividend Achievers 50™ Index
Accumulated Value		10,000			11,852			12,443			13,857		11,335		17,355		18,467		18,400		19,423	20,330	24,321
Dow Jones U S Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Select Dividend Index
Accumulated Value		10,000			11,560			12,611			13,751		11,456		17,568		18,974		18,816		19,947	22,340	28,176
S And P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Utilities Index
Accumulated Value		10,000			11,057			11,413			13,463		13,575		16,379		18,037		17,998		18,035	21,998	26,860
Dorsey Wright Utilities Technical Leaders TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Utilities Technical Leaders™ Index
Accumulated Value		10,000			11,428			11,631			14,153		13,688		16,057		16,974		16,563		17,263	21,380	26,170
Nasdaq OMX US WaterTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq OMX US Water™ Index
Accumulated Value		10,000			11,748			13,375			15,559		15,637		23,940		22,666		24,731		30,555	31,467	33,449
S And P 500 Quality Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Quality Index
Accumulated Value		10,000			11,419			12,476			14,330		14,779		20,467		21,065		22,316		27,488	31,625	39,265
Nasdaq Golden Dragon China Index TM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq Golden Dragon China Index™
Accumulated Value		10,000			11,948			15,650			14,548		14,074		22,310		9,682		9,532		9,044	10,325	10,518
FTSE China 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE China 50 Index
Accumulated Value		10,000			11,821			15,162			14,698		13,529		16,437		11,621		10,611		10,224	13,825	15,223
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Growth Index
Accumulated Value		10,000			12,406			14,466			15,465		14,040		23,749		17,469		17,596		19,775	20,253	28,889
WilderHill Clean Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				WilderHill Clean Energy Index
Accumulated Value		10,000			10,214			12,219			14,102		16,019		44,185		25,831		18,074		10,358	8,010	19,826
Dynamic Large Cap Growth Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Large Cap Growth Intellidex® Index
Accumulated Value		10,000			11,520			14,445			16,512		16,760		24,595		22,121		22,974		30,060	35,529	52,426
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
Accumulated Value		10,000			11,950			14,215			16,693		18,501		28,013		26,515		27,135		35,764	40,960	53,507
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
Accumulated Value		10,000			11,655			12,530			13,665		12,160		17,745		17,979		18,197		20,639	22,404	28,958
Dynamic Large Cap Value Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Large Cap Value Intellidex® Index
Accumulated Value		10,000			12,080			12,687			13,285		12,399		17,056		18,484		18,696		22,771	24,704	32,535
Blended S And P MidCap 400 Momentum Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - S&P MidCap 400® Momentum Index
Accumulated Value		10,000			12,032			15,823			20,592		19,125		30,516		29,542		27,579		40,315	43,204	60,502
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
Accumulated Value		10,000			12,046			13,222			14,147		12,033		20,205		18,784		19,035		22,237	22,503	29,139
Blended S And P MidCap 400 High Momentum Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - S&P MidCap 400® High Momentum Value Index
Accumulated Value		10,000			11,700			11,911			12,954		10,561		19,388		18,980		18,505		22,572	23,301	32,403
Custom Invesco RAFI U S 1000 ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Custom Invesco RAFI U.S. 1000 ETF Benchmark
Accumulated Value		10,000			11,662			12,904			14,036		12,778		19,821		20,580		20,885		24,760	26,953	36,326
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
Accumulated Value		10,000			11,803			13,357			15,138		15,151		22,647		22,172		22,575		27,727	31,038	40,479
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq-100® Index
Accumulated Value		10,000			13,023			15,573			18,548		21,683		33,659		31,432		32,686		43,398	49,084	69,315
Nasdaq CTA Internet IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq CTA Internet Index℠
Accumulated Value		10,000			13,031			17,076			18,935		19,632		32,833		18,926		19,108		26,068	30,971	33,396
Dorsey Wright Energy Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Energy Technical Leaders™ Index
Accumulated Value		10,000			9,679			11,406			8,771		4,333		7,129		12,398		11,904		14,982	12,418	20,124
S And P 500 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Energy Index
Accumulated Value		10,000			10,208			11,476			10,640		6,566		8,914		14,336		17,091		19,320	17,231	26,259
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Financials Index
Accumulated Value		10,000			12,716			15,081			15,729		13,101		21,341		20,701		20,324		25,205	30,958	33,614
Dorsey Wright Financials Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Financials Technical Leaders™ Index
Accumulated Value		10,000			10,727			12,486			12,867		11,860		19,411		17,651		16,154		18,999	22,057	24,808
S And P 500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Health Care Index
Accumulated Value		10,000			11,009			12,210			13,495		15,455		19,118		20,869		21,739		23,240	23,673	25,039
Dorsey Wright Healthcare Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Healthcare Technical Leaders™ Index
Accumulated Value		10,000			12,504			17,730			17,865		22,674		36,252		28,379		28,113		28,600	28,400	37,102
Dorsey Wright Industrials Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Industrials Technical Leaders™ Index
Accumulated Value		10,000			11,728			13,155			14,599		14,242		23,935		21,295		22,547		31,758	33,339	56,810
S And P 500 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Industrials Index
Accumulated Value		10,000			11,940			12,996			14,369		12,085		19,529		18,503		19,805		24,486	26,881	36,245
Blended S And P 100 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - S&P 100® Equal Weight Index
Accumulated Value		10,000			11,991			13,707			15,259		14,783		22,004		22,162		23,274		27,579	31,218	38,789
S And P 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 100® Index
Accumulated Value		10,000			11,796			13,259			15,229		15,937		23,024		23,083		23,896		30,243	34,593	46,107
Blended S And P MidCap 400 Quality Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - S&P MidCap 400® Quality Index
Accumulated Value		10,000			11,424			12,533			13,673		12,943		21,738		19,798		21,294		29,875	28,362	33,215
S And P 500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Information Technology Index
Accumulated Value		10,000			13,536			16,872			20,712		24,454		37,688		38,402		41,504		57,050	64,916	96,835
Dorsey Wright Technology Technical Leaders TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Technology Technical Leaders™ Index
Accumulated Value		10,000			12,595			15,716			20,246		21,731		40,762		33,868		34,810		46,853	51,530	97,912
Nasdaq US BuyBack AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nasdaq US BuyBack Achievers™ Index
Accumulated Value		10,000			11,668			12,909			14,698		12,878		21,203		20,733		21,561		25,933	28,479	36,391
Custom Invesco RAFI U S 1500 Small Mid ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark
Accumulated Value		10,000			12,271			13,738			14,152		11,249		19,960		18,693		18,206		21,324	21,628	30,080
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
Accumulated Value		10,000			12,563			14,012			14,658		12,256		21,437		17,821		17,171		19,459	19,629	28,347
Blended MSCI Global Environment Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended -MSCI Global Environment Select Index
Accumulated Value		10,000			12,431			14,378			15,524		14,887		26,441		22,852		19,198		17,078	16,785	21,552
Dorsey Wright Basic Materials Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Basic Materials Technical Leaders™ Index
Accumulated Value		10,000			11,484			12,647			11,661		9,401		17,246		18,673		16,969		18,443	17,709	27,836
S And P 500 Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Materials Index
Accumulated Value		10,000			11,518			12,575			12,958		12,028		19,591		20,446		19,827		22,273	21,543	26,680
S And P 500 Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Consumer Discretionary Index
Accumulated Value		10,000			11,578			13,525			15,809		16,086		24,338		21,705		19,864		24,697	27,498	34,436
Dorsey Wright Consumer Cyclicals Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Consumer Cyclicals Technical Leaders™ Index
Accumulated Value		10,000			10,655			12,200			13,878		10,265		22,166		17,604		17,468		23,060	22,238	26,227
Dorsey Wright Consumer Staples Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Consumer Staples Technical Leaders™ Index
Accumulated Value		10,000			10,884			12,486			13,628		11,575		18,177		16,540		17,864		19,260	22,686	23,639
S And P 500 Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Consumer Staples Index
Accumulated Value		10,000			10,864			10,197			12,072		12,509		15,360		17,895		18,296		18,762	21,546	23,329
Dorsey Wright Technical Leaders TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dorsey Wright Technical Leaders™ Index
Accumulated Value		10,000			11,489			13,319			14,977		15,597		22,670		19,447		19,864		24,688	26,905	36,998
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Growth Index
Accumulated Value		10,000			11,983			14,233			16,598		18,169		27,693		25,802		26,382		34,493	39,346	51,536
S And P U S Preferred Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P U.S. Preferred Stock Index
Accumulated Value		10,000			10,626			10,761			11,373		11,536		13,514		12,196		12,176		13,127	13,731	15,024
Blended ICE Exchange Listed Fixed Rate Financial Preferred Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index
Accumulated Value		10,000			10,599			10,924			11,624		12,059		13,312		11,583		11,666		12,233	12,617	13,521
Red Rocks Global Listed Private Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Red Rocks Global Listed Private Equity Index
Accumulated Value		10,000			12,333			13,954			14,346		12,126		21,479		17,463		16,488		21,324	23,435	23,819
CBOE S And P 500 BuyWrite IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CBOE S&P 500 BuyWrite Index℠
Accumulated Value		10,000			11,273			12,106			12,533		10,882		13,859		15,047		14,879		16,236	17,778	20,893
Blended S And P 500 GARP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - S&P 500® GARP Index
Accumulated Value		10,000			11,852			14,916			17,413		16,496		27,808		28,198		28,837		34,255	33,492	41,189
Blended S AND P 500 High Momentum Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - S&P 500® High Momentum Value Index
Accumulated Value		10,000			12,400			13,580			14,774		12,049		18,987		20,389		19,662		22,592	24,168	31,801
S and P 500 Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Real Estate Index
S and P 500 Equal Weight Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Real Estate Index
Accumulated Value		10,000			10,511			10,546			12,527		11,343		16,213		18,424		15,205		15,782	18,147	19,294
S and P 500 Equal Weight Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Information Technology Index
Accumulated Value		10,000			13,833			17,207			20,894		21,542		33,184		31,282		32,022		40,912	42,987	67,211
S And P 500 Equal Weight Utilities Plus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Utilities Plus Index
Accumulated Value		10,000			10,780			11,118			13,231		12,960		15,719		17,509		17,769		18,189	22,815	27,741
S And P 500 Pure Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Pure Growth Index
Accumulated Value		10,000			11,690			14,076			15,515		15,407		22,941		21,162		20,642		23,645	27,126	37,796
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Growth Index
Accumulated Value		10,000			11,915			14,027			16,403		17,608		26,212		25,364		24,889		31,534	37,057	51,041
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Value Index
Accumulated Value		10,000			11,613			12,578			13,804		12,885		18,156		18,745		20,009		23,642	24,824	30,773
S And P 500 Pure Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Pure Value Index
Accumulated Value		10,000			11,577			13,339			13,699		9,749		16,799		18,230		17,488		19,756	21,500	27,766
S And P 500 Top 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Top 50 Index
Accumulated Value		10,000			11,889			13,465			15,599		16,655		23,860		24,195		24,886		32,091	36,624	49,096
Blended Invesco S And P MidCap 400 GARP Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - Invesco S&P MidCap 400® GARP Benchmark
Accumulated Value		10,000			12,103			13,082			13,918		11,413		20,217		18,929		19,412		25,796	23,208	29,456
S And P MidCap 400 Pure Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Pure Growth Index
Accumulated Value		10,000			11,505			12,998			12,902		11,290		19,623		16,117		15,958		21,009	19,725	26,709
S And P MidCap 400 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Growth Index
Accumulated Value		10,000			12,026			13,533			14,378		13,125		21,223		18,752		18,900		23,091	22,540	29,742
S And P MidCap 400 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Value Index
Accumulated Value		10,000			12,003			12,824			13,828		10,832		18,791		18,359		18,669		20,779	21,855	27,744
S And P MidCap 400 Pure Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Pure Value Index
Accumulated Value		10,000			11,946			12,847			13,825		9,559		19,483		19,107		20,410		24,466	24,613	32,594
S And P 500 Equal Weight Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Consumer Discretionary Index
Accumulated Value		10,000			10,980			11,851			13,152		10,211		18,777		16,323		16,789		18,669	19,546	22,452
S And P SmallCap 600 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600® Growth Index
Accumulated Value		10,000			12,577			14,319			15,321		13,021		22,182		19,439		18,535		21,895	21,568	29,073
S And P SmallCap 600 Pure Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600® Pure Growth Index
Accumulated Value		10,000			13,010			14,665			14,935		11,500		20,966		16,470		15,640		19,160	19,313	27,092
S And P SmallCap 600 Pure Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600® Pure Value Index
Accumulated Value		10,000			11,384			12,132			11,648		7,548		15,722		16,429		16,172		18,433	17,456	26,546
S And P SmallCap 600 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600® Value Index
Accumulated Value		10,000			12,249			13,680			13,976		10,560		19,271		18,367		17,821		19,062	18,578	26,617
Dow Jones Industrial Average Yield Weighted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average Yield Weighted Index
Accumulated Value		10,000			11,832			13,526			15,469		14,312		19,494		20,716		20,799		23,079	25,850	31,992
Dow Jones Industrial Average Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average Index
Accumulated Value		10,000			12,090			14,277			16,080		15,089		21,444		21,268		22,468		25,446	27,858	34,590
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Index
Accumulated Value		10,000			11,670			12,973			14,360		12,924		20,623		19,365		19,038		22,151	23,775	29,905
Zacks Mid Cap Core Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks Mid-Cap Core Index
Accumulated Value		10,000			12,091			13,517			15,062		12,510		19,783		20,296		20,031		22,861	24,314	28,883
Zacks Multi Asset Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Zacks Multi-Asset Income Index
Accumulated Value		10,000			11,545			12,711			13,521		10,072		15,896		15,482		15,492		18,807	19,260	23,865
Blended Invesco Bloomberg Analyst Rating Improvers ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark
Accumulated Value		10,000			12,123			13,727			14,250		10,859		19,533		18,348		18,243		21,634	23,131	26,925
Blended S And P U S Spin Off Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Blended - S&P U.S. Spin-Off Index
Accumulated Value		10,000			12,105			13,831			14,016		9,348		17,838		15,938		15,796		19,640	21,269	37,253
S And P 500 Equal Weight Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Consumer Staples Index
Accumulated Value		10,000			10,676			10,657			12,048		12,263		15,191		16,858		17,523		16,452	16,152	16,329
Custom Invesco S And P 500 Equal Weight Energy ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Custom Invesco S&P 500 Equal Weight Energy ETF Benchmark
Accumulated Value		10,000			10,296			11,356			9,976		5,577		8,399		14,020		15,495		18,703	16,506	26,601
S And P 500 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Index
Accumulated Value		10,000			11,681			13,007			14,389		13,105		20,581		20,803		20,896		23,653	25,287	30,949
S And P 500 Equal Weight Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Financials Index
Accumulated Value		10,000			12,775			15,200			15,562		12,936		22,421		22,079		20,094		24,433	28,759	32,063
S And P 500 Equal Weight Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Health Care Index
Accumulated Value		10,000			11,158			12,272			13,421		14,987		19,826		20,108		21,604		21,686	21,122	22,716
S And P 500 Industrials C000197631 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Industrials Index
S And P 500 Equal Weight Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Industrials Index
Accumulated Value		10,000			12,080			13,423			14,989		13,269		22,771		22,014		23,543		29,247	31,659	40,442
S And P 500 Equal Weight Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Materials Index
Accumulated Value		$ 10,000			$ 11,528			$ 12,911			$ 13,438		$ 12,030		$ 21,546		$ 23,825		$ 21,910		$ 24,160	$ 22,074	$ 28,825
S and P 500 Communication Services Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Communication Services Index
Accumulated Value	10,000		11,015			11,378			17,345			13,444		13,598		19,216		22,451		35,005
S And P 500 Equal Weight Communication Services Plus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Equal Weight Communication Services Plus Index
Accumulated Value	$ 10,000		$ 10,024			$ 9,170			$ 15,736			$ 12,495		$ 11,543		$ 11,941		$ 15,233		$ 16,786